Pension and Postretirement Benefits - Expected Employer Contributions to Trusts of Defined Benefit Plans (Detail) - Domestic Plans [Member] $ in Thousands	Dec. 31, 2017 USD ($)
Expected benefit payments:
2018	$ 37,179
2019	36,791
2020	36,364
2021	35,886
2022	35,334
2023-2027	$ 165,101